As filed with the U. S. Securities and Exchange Commission on December 8, 2014

Registration No. 333 — 197877

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐       Pre-Effective Amendment No.

☒        Post-Effective Amendment No. 1

(Check appropriate box or boxes)

NEW ALTERNATIVES FUND

(Exact Name of Registrant as Specified in Charter)

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Address of Principal Executive Offices)

(631) 423-7373

(Registrant’s Telephone Number, including Area Code)

DAVID J. SCHOENWALD, PRESIDENT

New Alternatives Fund

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Name and Address of Agent for Service)

Copies to:

TERRANCE JAMES REILLY, ESQ.

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of the Arts

Philadelphia, PA 19109

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on             ,         pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                      pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of New Alternatives Fund, that was originally filed with the U. S. Securities and Exchange Commission (the “Commission”) on August 5, 2014 (File No. 333-197877), and was amended most recently by Pre-Effective Amendment No 2 to the Registration Statement on Form N-14 as filed with the Commission on September 16, 2014 (“PEA No. 2”), is being filed for the sole purpose of complying with an undertaking made in Item No. 17 (3) of such Registration Statement on Form N-14 that the Registrant will file a final executed version of the legal opinion as to tax matters upon the closing of the reorganization contemplated by this Registration Statement on Form N-14. Accordingly, the Registrant is hereby filing Exhibit No. 12 (a) – Tax Opinion and Consent of Montgomery, McCracken, Walker & Rhoads, LLP to Part C of the Form N-14. No information contained in Parts A or B of PEA No. 2, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

NEW ALTERNATIVES FUND

(THE “REGISTRANT”)

PART C: OTHER INFORMATION

ITEM 15:	INDEMNIFICATION.

Indemnification of Accrued Equities, Inc., the Trust’s investment adviser (the “Advisor”), and Foreside Funds Distributors LLC, the Trust’s principal underwriter (the “Distributor”), against certain stated liabilities is provided for in Section 8 of the Investment Advisory Agreement and Section 7 of the Distribution Agreement. The Form of Investment Advisory Agreement is incorporated herein by reference to Exhibit No. 28 (d) (2) of Post-Effective Amendment No. 42 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the U. S. Securities and Exchange Commission (the “SEC”) on July 15, 2014 (“PEA No. 42”). The Form of Distribution Agreement is incorporated herein by reference to Exhibit No. 28 (e) (5) of PEA No. 42.

The Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of the Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit No. 28 (a) (10) of PEA No. 42 provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16:		EXHIBITS.

(1)		Charter.

(a)

Certificate of Trust creating the Registrant, as filed with the Secretary of State of the State of Delaware on June 12, 2014, is incorporated herein by reference to Exhibit No. 28 (a) (9) of PEA No. 42.

	(b)	Agreement and Declaration of Trust dated June 12, 2014, is incorporated herein by reference to Exhibit No. 28 (a) (10) of PEA No. 42.

(2)		By-Laws.

	(a)	By-Laws of the Trust are incorporated herein by reference to Exhibit No. 28 (b) (2) of PEA No. 42.

(3)		Voting Trust Agreements Affecting More Than 5% of Any Class of Equity Securities of the Registrant.

Not Applicable.

(4)		Copies of the Agreement of Acquisition, Reorganization, Merger, Liquidation and any Amendments.

(a)

Agreement and Plan of Reorganization was previously filed and is incorporated herein by reference to Appendix A to Part A of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-197877) as filed with the SEC on September 16, 2014 (“PEA No. 2”).

(5)		Instruments Defining Rights of Security Holders.

(a)

See Article II; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Agreement and Declaration of Trust dated June 12, 2014, which is incorporated herein by reference to Exhibit No. 28 (a) (10) of PEA No. 42.

	(b)	See Article IV; Article V; and Article VI of the Registrant’s By-Laws, which are incorporated herein by reference to Exhibit No. 28 (b) (2) of PEA No. 42.

(6)		Investment Advisory Contracts.

	(a)	Form of Investment Advisory Agreement between the Registrant and the Advisor is incorporated herein by reference to Exhibit No. 28 (d) (2) of PEA No. 42.

(7)		Underwriting Contracts.

	(a)	Form of Distribution Agreement is incorporated herein by reference to Exhibit No. 28 (e) (5) of PEA No. 42.

(8)		Bonus or Profit Sharing Contracts.

Not Applicable.

(9)		Custodian Agreements.

(a)

Custodian Services Agreement dated May 1, 2001 between New Alternatives Fund, Inc. and PFPC Trust Company is incorporated herein by reference to Exhibit No. 23 (1) to Post-Effective Amendment No. 21 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on April 9, 2002.

(b)

Notice of Assignment of the Custodian Agreement from PFPC Trust Company to The Bank of New York Mellon is incorporated herein by reference to Exhibit No. 28 (g) of Post-Effective Amendment No. 33 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on April 29, 2011 (“PEA No. 33”).

	(c)	Form of Foreign Custody Manager Agreement between New Alternatives Fund, Inc. and The Bank of New York Mellon is incorporated herein by reference to Exhibit No. 28 (g) of PEA No. 33.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.

	(a)	Rule 12b-1 Plan and Related Agreement for Investor Shares of the Registrant is incorporated herein by reference to Exhibit No. 28 (m) of PEA No. 42.

	(b)	Rule 18f-3 Plan is incorporated herein by reference to Exhibit No. 28 (n) of PEA No. 42.

(11)	Opinion and Consent of Counsel.

(a)

Opinion and Consent of Montgomery, McCracken, Walker & Rhoads, LLP was previously filed and is incorporated herein by reference to Item No. 16, Exhibit 11 (a) of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-197877) as filed with the SEC on August 5, 2014 (the “N-14”).

(12)	Tax Opinion.

	(a)	Tax Opinion and Consent of Montgomery, McCracken, Walker & Rhoads, LLP is filed herewith.

(13)		Other Material Contracts.

(a)

Amendment dated July 1, 2006 to the Amended and Restated Administration and Accounting Services Agreement dated October 24, 2005 between New Alternatives Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, “PFPC Inc.”) is incorporated herein by reference to Exhibit No. 23 (h) (1) to Post-Effective Amendment No. 26 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on February 27, 2007.

(b)

Amended and Restated Administration and Accounting Services Agreement dated October 24, 2005 between New Alternatives Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, “PFPC Inc.”) is incorporated herein by reference to Exhibit No. 23 (h) (9) to Post-Effective Amendment No. 25 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on May 1, 2006.

(c)

Accounting Services Agreement dated October 1, 1993 between New Alternatives Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly, “PFPC Inc.”) is incorporated herein by reference to Exhibit No. 23 (9) to Post-Effective Amendment No. 17 to the Registration Statement of New Alternatives Fund, Inc. on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on March 25, 1998.

(d)

Transfer Agency Services Agreement dated June 1, 2010 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and New Alternatives Fund, Inc. is incorporated herein by reference to Exhibit No. 28 (h) of PEA No. 33.

(e)

Amendment No. 1 to Transfer Agency Services Agreement dated August 30, 2013 by and between BNY Mellon Investment Servicing (US) Inc. and New Alternatives Fund, Inc. is incorporated herein by reference to Exhibit No. 28 (h) (5) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-74436/811-03287) as filed with the SEC on April 29, 2014.

(14)		Other Opinions.

	(a)	Consent of BBD, LLP is incorporated herein by reference to Item No. 16, Exhibit 14 (a) of PEA No. 2.

(15)		Omitted Financial Statements.

Not Applicable.

(16)		Powers of Attorney.

(a)

Powers of Attorney for Jonathan D. Beard, Susan Hickey, Jeffrey E. Perlman, Sharon Reier, Murray D. Rosenblith and David J. Schoenwald are incorporated herein by reference to Item No. 16, Exhibit 16 (a) of PEA No. 2.

(17)		Any Additional Exhibits.

	(a)	Form of Proxy Card is incorporated herein by reference to Item No. 16, Exhibit 17 (a) of PEA No. 2.

ITEM 17		UNDERTAKINGS.

(1)

The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Post-Effective Amendment No 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 5th day of December, 2014.

NEW ALTERNATIVES FUND

By:	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No 1 to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ DAVID J. SCHOENWALD	Chairperson of the Board, President and Treasurer	December 5, 2014
David J. Schoenwald

/s/ JONATHAN D. BEARD	Director	December 5, 2014
Jonathan D. Beard*

/s/ SUSAN HICKEY	Director	December 5, 2014
Susan Hickey*

/s/ SHARON REIER	Director	December 5, 2014
Sharon Reier*

/s/ MURRAY D. ROSENBLITH	Director and Secretary	December 5, 2014
Murray D. Rosenblith*

/s/ JEFFREY E. PERLMAN	Director	December 5, 2014
Jeffrey E. Perlman*

* By:	/s/ DAVID J. SCHOENWALD
David J. Schoenwald Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

ITEM	EXHIBIT

12 (a)	Tax Opinion and Consent of Montgomery, McCracken, Walker & Rhoads, LLP.